Notes Payable (Details Narrative) - USD ($)		12 Months Ended
	Mar. 23, 2017	Dec. 31, 2019
Options 002 [Member]
Debt Instrument face value		$ 11,952
Interest rate		0.05%
Accrued interest		$ 2,386
Maturity date		Oct. 30, 2017
Options 03 [Member]
Description of debt Instrument payment terms	Minimum payments of 10% of the loan every ninety days from the start date of March 26, 2017.
Stock Options [Member]
Debt Instrument face value	$ 8,695
Loan fee	$ 695